13F HR

<TEST>
 <RETURN-COPY>       EMAIL
 <PERIOD>            June 30, 2002
 <FILER>
                     0001010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     SHARON MORROW
 <PHONE>             (312) 368-1666
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   khoward@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  June 30, 2002

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:     The Kenwood Group, Inc.
 Address:  10 S. LaSalle
           Suite 3610
           Chicago, IL  60603

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Sharon Morrow
 Title:         Vice President, Marketing/Client Services
 Phone:    (312) 368-1666

 Signature, Place, and Date of Signing:

      Sharon Morrow       Chicago, IL         July 23, 2002

 Report Type (Check only one.)"

 [ X ]          13F HOLDINGS REPORT.

 [     ]        13F NOTICE.

 [     ]        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 54

 Form 13F Information Table Value Total: 355544


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE

                                                             FORM 13F
 INFORMATION TABLE

              TITL                 SHRS
              E
              OF                   PRN   SH   PUT  INV
ISSUER        CLAS   CUSIP   VAL   AMT   PR   CAL  DISC  MGRS  SOLE   SHARE  NONE
              S              UE          N    L    RE                 D
AMR Corp      COM     176510  630  37404 SH        SOLE        37404       0      0
                           6    6      0                           0
Alliant       COM     188021  115  44766 SH        SOLE        44766       0      0
Energy                    08   04      0                           0
American      COM     290661  937  74190 SH        SOLE        74190       0      0
Power Conv                07    0      0                           0
Arden Realty  COM     397931  755  26550 SH        SOLE        26550       0      0
                          04    3      0                           0
Avnet Inc     COM     538071  875  39810 SH        SOLE        39810       0      0
                          03    4      0                           0
Banknorth Grp COM    06646R   947  36410 SH        SOLE        36410       0      0
                     107        3      0                           0
Barr          COM     683061  123  19470 SH        SOLE        19470       0      0
Laboratories              09   69      0                           0
Becton        COM     758871  109  31730 SH        SOLE        31730       0      0
Dickinson                 09   30      0                           0
C R Bard      COM     673831  370  65500 SH        SOLE        65500       0      0
                          09    5
CSX Corp      COM     1.26E+  130  37300 SH        SOLE        37300       0      0
                          08   73      0                           0
Century Tele  COM     1.57E+  122  41470 SH        SOLE        41470       0      0
                          08   33      0                           0
Comerica      COM      2E+08  580  94600 SH        SOLE        94600       0      0
                                8
CommScope     COM     2.03E+  474  37976 SH        SOLE        37976       0      0
                          08    7      6                           6
Cypress       COM     2.33E+  637  42020 SH        SOLE        42020       0      0
Semiconductor             08    8      0                           0
DTE Energy Co COM     2.33E+  562  12600 SH        SOLE        12600       0      0
                          08
Diebold       COM     2.54E+  477  12830 SH        SOLE        12830       0      0
                          08    7      0                           0
Duane Reade   COM     2.64E+  924  27150 SH        SOLE        27150       0      0
                          08    4      0                           0
First         COM     3.37E+  121  31660 SH        SOLE        31660       0      0
Tennessee                 08   25      0                           0
Natl
FleetBoston   COM     3.39E+  606  18733 SH        SOLE        18733       0      0
                          08    0      9                           9
Fluor
 GATX Corp.    COM  3.61E+08    5424      180200       SH      SOLE              180200       0  0
 GlobalSantaFe Co     COM      G39   7923   28 SH          SOLE         28970       0 0
                               30E          97                              0
                               101          00
 Harman Intl          COM       4.1  4004   81 SH          SOLE         81300       0 0
                                3E+         30
                                 08          0
 Health Net           COM      422   5699   21 SH          SOLE         21290       0 0
                               22G          29                              0
                               108          00
 Hilton Hotels        COM       4.3  7561   54 SH          SOLE         54400       0 0
                                3E+         40                              0
                                 08         00
 Jones Apparel        COM       4.8  8201   21 SH          SOLE         21870       0 0
                                E+0         87                              0
                                  8         00
 Knight Ridder        COM       4.9  7900   12 SH          SOLE         12550       0 0
                                9E+         55                              0
                                 08         00
 Limited Brands       COM       5.3  5065   23 SH          SOLE         23780       0 0
                                3E+         78                              0
                                 08         00
 Manpower Inc         COM      564   4880   13 SH          SOLE         13280       0 0
                               18H          28                              0
                               100          00
 Marshall & Ilsley    COM       5.7  1664   53 SH          SOLE         53800       0 0
                                2E+         80
                                 08          0
 Mattel               COM       5.7  8497   40 SH          SOLE         40310       0 0
                                7E+         31                              0
                                 08         00
 Nationwide           COM       6.3  3270   82 SH          SOLE         82800       0 0
 Financial                      9E+         80
                                 08          0
 Neiman Marcus Grp    COM       6.4  8414   24 SH          SOLE         24250       0 0
                                E+0         25                              0
                                  8         00
 OM Group             COM       6.7  5828   94 SH          SOLE         94000       0 0
                                1E+         00
                                 08          0
 Occidental Pete      COM       6.7  3749   12 SH          SOLE         12502       0 0
                                5E+         50                              0
                                 08         20
 Pactiv Corp          COM       6.9    59   25 SH          SOLE          2500       0 0
                                5E+         00
                                 08
 Peoples Energy       COM       7.1  9570   26 SH          SOLE         26250       0 0
                                1E+         25                              0
                                 08         00
 Pitney Bowes         COM       7.2 11125   28 SH          SOLE         28010       0 0
                                4E+         01                              0
                                 08         00
 Protective Life      COM       7.4  7848   23 SH          SOLE         23710       0 0
                                4E+         71                              0
                                 08         00
 Readers Digest       COM       7.5  4255   22 SH          SOLE         22720       0 0
                                5E+         72                              0
                                 08         00
 Smurfit Stone        COM       8.3 10130   65 SH          SOLE         65700       0 0
                                3E+         70                              0
                                 08         00
 Sovereign Bancorp    COM       8.4  2404   16 SH          SOLE         16086       0 0
                                6E+         08                              0
                                 08         60
 Stilwell Finl        COM       8.6 10162   55 SH          SOLE         55840       0 0
                                1E+         84                              0
                                 08         00
 Tellabs Inc
 The PMI Group        COM       69344m101    3348                    87650      SH      SOLE        87650       0        0
 Tyson Foods          COM       9.0  5012   32 SH          SOLE         32320       0 0
                                2E+         32                              0
                                 08         00
 Unocal               COM       9.1  9229   24 SH          SOLE         24985       0 0
                                5E+         98                              0
                                 08         50
 Valero Energy        COM      919   7402   19 SH          SOLE         19783       0 0
                               13Y          78                              4
                               100          34
 Visteon              COM      928   6522   45 SH          SOLE         45930       0 0
                               39U          93                              0
                               107          00
 Wendys Intl          COM       9.5  2819   70 SH          SOLE         70800       0 0
                                1E+         80
                                 08          0
 Xcel Energy          COM      983  10117   60 SH          SOLE         60330       0 0
                               89B          33                              0
                               100          00